Document and Entity Information	Jul. 23, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002040127
Document Type	8-K
Document Period End Date	Jul. 23, 2025
Entity Registrant Name	KARMAN HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42520
Entity Tax Identification Number	85-2660232
Entity Address, Address Line One	5351 Argosy Avenue
Entity Address, City or Town	Huntington Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92649
City Area Code	(714)
Local Phone Number	898-9951
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	KRMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false